                           [LOGO]    SAFECO
                                  MUTUAL FUNDS




     SAFECO RESOURCE SERIES TRUST

             ANNUAL REPORT
           DECEMBER 31, 1996

             TABLE OF CONTENTS:                         PAGE:
                      Equity Portfolio                      2
                      Growth Portfolio                      6
                      Northwest Portfolio                  10
                      Bond Portfolio                       14
                      Money Market Portfolio               17
                      Financial Statements                 20

December 31, 1996                                   SAFECO RESOURCE SERIES TRUST

                                                              PRESIDENT'S LETTER



Dear Shareholder:

We entered 1996 with rather modest expectations for the equity markets and look what happened. The S&P 500 gained 22.94% on the heels of its astonishing 37.50% growth in 1995.

The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been cautiously "in" the market, rather than "out".

The bad news is that such market conditions can cause amnesia -- Amnesia when it comes to the volatile nature of the stock market (the S&P 500 delivered 1.32% in 1994), and forgetfulness regarding the diversification that bond and money market funds provide.

The neglected cousins of 1996 were the bond markets. Bonds struggled through the year -- despite the fact inflation remained at bay -- reversing directions and ultimately delivering lack luster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index returned 2.90% for the year.

Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks, at the same time they are taking control of more of their retirement savings.

While the shift from traditional company-controlled pensions to employee directed plans such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth.

Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns. Over the last 20 years, the S&P 500 has averaged 14%, not 23% or 38% as reflected in the performance of the past two years.

All in all, our 1997 outlook is that the financial markets will do "okay". We anticipate that bonds will return their current interest rate, and be without big gains or losses. But then, people should buy bonds for that stream of interest anyway.

Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.



/s/ David F. Hill
-----------------
    David F. Hill
    President

December 31, 1996

INVESTMENT REVIEW



REPORT FROM EQUITY PORTFOLIO MANAGER - RICHARD MEAGLEY

It was another good year for SAFECO RST Equity Investors. SAFECO RST Equity returned 24.79% for the 12 months ended December 31, while the S&P 500 returned 22.94%

The Portfolio's success was due to staying our course -- that is, focusing on well-run companies with long-term growth records at good prices and disciplined selling. The 1996 stock market favored both the type of stocks we favor and the industries in which we were most heavily invested. Our choices in technology, our overweighting in financials (especially CHASE MANHATTAN), and our subsequent underweighting in utilities and oils, enabled us to outperform the S&P.

Setting buy targets and keeping companies in my sights was especially fruitful in the technology arena. We bought ORACLE (database software) when it came into our range and it took off so strongly, I've taken some profits. SEAGATE (high-end disc drives) was another big purchase and gainer. Positions we had established earlier in INTEL (computer processor chips) and MICROSOFT (software) have also performed well.

When I set a buy price, I also set a sell price, and sell when a stock rises to it. Such was the case with WARNER LAMBERT. I took profits there and moved into BRISTOL MYERS. I think Bristol can grow faster than its price currently reflects.

I bought SMITHKLINE after its price fell on a "turn-down" by the Food and Drug administration. SmithKline has lots of drugs pending approval, and an improving over-the-counter business.

Frankly, I'm currently concerned about corporate earnings matching expectations. Hence, companies with cost-cutting ability and a decent dividend are particularly attractive to me. Those qualities can support return, especially in times when missed earnings are likely to drag down share prices.

For those reasons, I added to our oil stocks and swapped CENTURY TELEPHONE for BELL ATLANTIC which has a much better yield and, pending its merger with NYNEX, savings potential.

Merger-inspired cost-cutting continues at KIMBERLY CLARK and CHASE MANHATTAN. In fact, things are proceeding so well at Chase, I bought more, making it our largest holding.

Of late, no industries have been distinctly attractive, and so our purchases have been widely distributed. The most recent additions to the portfolio include ELECTRONIC DATA SYSTEMS, ALLIEDSIGNAL, PACIFICCARE, JOHNSON AND JOHNSON, TEXACO and AMERICAN STORES.

The fact that the market seems precariously high, has not caused me to alter my strategy. RST Equity's portfolio is about 90 percent large capitalization companies (over $4 billion). This is no surprise. The type of company I'm looking for -- well-run companies with long-term, proven growth records -- tend to grow into large companies.

While I won't speculate on the market, I will predict with absolute confidence that my investment style will remain the same. And, my personal belief is that performance will follow.

                                                    SAFECO RESOURCE SERIES TRUST
                                                           INVESTMENT HIGHLIGHTS

                                                         As of December 31, 1996


EQUITY PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JULY 21, 1987 TO DECEMBER 31, 1996*
================================================================================

                                  [LINE CHART]

                        EQUITY PORTFOLIO:            S&P 500 INDEX:
"07/87"                        10000                      10000
                               10000                      10373
                               10351                      10146
                               10040                       7960
                                7783                       7304
"12/87"                         7689                       7860
                                7689                       8191
                                8313                       8573
                                8865                       8308
                                8848                       8400
                                8928                       8473
                                8883                       8862
                                9195                       8829
                                9204                       8528
                                9097                       8892
                                9471                       9139
                                9721                       9008
"12/88"                         9687                       9166
                                9687                       9837
                               10236                       9592
                               10069                       9815
                               10115                      10325
                               10600                      10743
                               10916                      10682
                               10954                      11646
                               11913                      11875
                               12043                      11826
                               11736                      11552
                               11969                      11787
"12/89"                        12313                      12070
                               11326                      11260
                               11376                      11405
                               11805                      11708
                               11376                      11415
                               12373                      12528
                               12413                      12443
                               12413                      12403
                               12443                      11282
                               11346                      10732
                               10838                      10686
                               10718                      11376
"12/90"                        11671                      11694
                               12174                      12204
                               12933                      13076
                               13251                      13393
                               13661                      13425
                               14194                      14005
                               13415                      13363
                               14297                      13986
                               14471                      14318
                               14163                      14079
                               14287                      14267
                               13497                      13692
"12/91"                        14804                      15259
                               15551                      14975
                               15936                      15169
                               15068                      14874
                               15200                      15311
                               15046                      15386
                               14113                      15157
                               14640                      15777
                               14157                      15453
                               14211                      15636
                               14717                      15689
                               15617                      16222
"12/92"                        15997                      16421
                               16391                      16558
                               16369                      16784
                               17067                      17138
                               16718                      16723
                               18036                      17170
                               18093                      17220
                               17890                      17150
                               18859                      17800
                               19422                      17663
                               19929                      18029
                               20064                      17857
"12/93"                        20463                      18073
                               21761                      18688
                               21208                      18181
                               20355                      17391
                               20932                      17613
                               21449                      17900
                               20679                      17462
                               21160                      18034
                               22543                      18772
                               22314                      18314
                               22807                      18724
                               22350                      18043
"12/94"                        22292                      18310
                               22477                      18784
                               23060                      19515
                               23391                      20090
                               24000                      20681
                               24609                      21521
                               25391                      22020
                               25775                      22749
                               26530                      22806
                               27563                      23768
                               27537                      23682
                               28345                      24720
"12/95"                        28674                      25197
                               29479                      26054
                               29643                      26296
                               30016                      26548
                               30642                      26939
                               31357                      27633
                               31923                      27738
                               30686                      26513
                               30970                      27073
                               32847                      28596
                               33891                      29384
                               36499                      31603
"12/96"                        35782                      30977


AVERAGE ANNUAL TOTAL RETURN

                                                         SINCE
                                  1 YEAR    5 YEAR      INCEPTION
=================================================================
Equity Portfolio                  24.79%    19.30%         14.50%
S&P 500 Index                     22.94%    15.21%         12.78%
=================================================================


                                                        % OF
TEN LARGEST HOLDINGS                                 NET ASSETS
===============================================================
Chase Manhattan Corp.                                      5.2%
Mobil Corp.                                                2.6
Viacom, Inc.  (Class B)                                    2.5
AMP, Inc.                                                  2.5
PacifiCare Health Systems, Inc. (Class B)                  2.3
Exxon Corp.                                                2.3
Bristol-Myers Squibb Co.                                   2.3
Philip Morris Cos., Inc.                                   2.3
NationsBank Corp.                                          2.3
Bell Atlantic Corp.                                        2.3



TOP FIVE PURCHASES (JULY THROUGH DECEMBER)       COST (000'S)
=============================================================
AMP, Inc.                                              $6,574
Bristol-Myers Squibb Co.                                5,947
PacifiCare Health Systems, Inc. (Class B)               5,939
Electronic Data Systems Corp.                           5,772
PepsiCo., Inc.                                          5,742

   Performance represents the performance of the Equity Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

   The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Management fees and other portfolio expenses have been applied to the calculation of Portfolio performance, but not to the index. If portfolio expenses had been applied to the index, the index values would have been lower. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

* The Portfolio's inception was July 21, 1987.
  Performance information begins on July 31, 1987.



TOP FIVE SALES (JULY THROUGH DECEMBER)       PROCEEDS (000'S)
=============================================================
Century Telephone Enterprise Co.                       $5,474
Union Pacific Corp.                                     4,017
Citicorp                                                3,919
Warner-Lambert Co.                                      3,914
American General Corp.                                  3,853

December 31, 1996

PORTFOLIO OF INVESTMENTS



  EQUITY PORTFOLIO


   SHARES OR
   PRINCIPAL                                              VALUE
    AMOUNT                                               (000's)
-----------------------------------------------------------------
COMMON STOCKS - 97.6%

AUTOS & AUTO PARTS - 2.2%
    183,000   Echlin, Inc.                               $  5,787

BANKING & FINANCE - 7.5%
    152,280   Chase Manhattan Corp.                        13,591
     61,000   NationsBank Corp.                             5,963

BEVERAGES - 2.1%
    190,000   PepsiCo, Inc.                                 5,558

BROADCAST MEDIA - 4.2%
    188,000 * Viacom, Inc. (Class B)                        6,556
     64,000   Walt Disney Co.                               4,456

CHEMICALS - 2.0%
     55,000   Du Pont (E.I.) de Nemours & Co.               5,191

COMPUTER SOFTWARE - 4.9%
    125,000   Electronic Data Systems Corp.                 5,406
     52,000 * Microsoft Corp.                               4,297
     79,000 * Oracle Corp.                                  3,298

COMPUTER SYSTEMS - 3.6%
     95,000   Hewlett-Packard Co.                           4,774
    120,000 * Seagate Technology, Inc.                      4,740

DRUGS & HOSPITAL SUPPLIES - 8.4%
    100,000   American Home Products Corp.                  5,862
     55,000   Bristol-Myers Squibb Co.                      5,981
     66,000   Schering-Plough Corp.                         4,274
     86,000   SmithKline Beecham, plc (ADR)                 5,848

ELECTRICAL EQUIPMENT & ELECTRONICS - 7.8%
    170,000   AMP, Inc.                                     6,524
     55,000   General Electric Co.                          5,438
     31,000   Intel Corp.                                   4,059
     73,000   Motorola, Inc.                                4,480

ELECTRIC UTILITY - 2.1%
    240,000   Houston Industries, Inc.                      5,430

FINANCIAL SERVICES - 6.3%
    135,000   Advanta Corp. (Class B)                       5,518
     50,000   Federal Home Loan Mortgage Corp.              5,506
    150,000   Federal National Mortgage Association         5,587

FOOD & TOBACCO - 4.2%
    100,000   ConAgra, Inc.                                 4,975
     53,000   Philip Morris Cos., Inc.                      5,969

HEALTH CARE - 1.4%
     75,000   Johnson & Johnson                             3,731

HOSPITAL MANAGEMENT - 2.3%
     72,200  *PacifiCare Health Systems, Inc. (Class B)     6,155

HOUSEHOLD PRODUCTS - 3.9%
     52,700   Colgate-Palmolive Co.                         4,862
     58,000   Kimberly-Clark Corp.                          5,525

INSURANCE - 3.9%
     41,500   American International Group, Inc.            4,492
     86,000   ITT Hartford Group, Inc.                      5,805

MANUFACTURING - 2.1%
     78,000   AlliedSignal, Inc.                            5,226
      4,600   Dover Corp.                                     231

PAPER & FOREST PRODUCTS - 1.8%
     68,500   Willamette Industries, Inc.                   4,769

PETROLEUM & PETROLEUM SERVICES - 8.7%
     62,000   Exxon Corp.                                   6,076
     56,000   Mobil Corp.                                   6,846
     27,000   Royal Dutch Petroleum Co. (ADR)               4,610
     55,000   Texaco, Inc.                                  5,397

POLLUTION CONTROL - 2.0%
    197,000   Browning-Ferris Industries, Inc.              5,171

RETAIL - 3.9%
    107,400   May Department Stores Co.                     5,021
    225,000   Wal-Mart Stores, Inc.                         5,147


                       See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST

                                                        PORTFOLIO OF INVESTMENTS



                                                              EQUITY PORTFOLIO

   SHARES OR
   PRINCIPAL                                            VALUE
    AMOUNT                                             (000's)
-----------------------------------------------------------------
RETAIL - GROCERS - 4.1%
    145,000   Albertson's, Inc.                      $     5,166
    140,000   American Stores Co.                          5,723

TELECOMMUNICATIONS - 2.2%
    135,000   AT&T Corp.                                   5,872

TRANSPORTATION - 1.8%
     55,000   Burlington Northern Santa Fe                 4,751

UTILITIES - TELEPHONE - 4.2%
     92,000   Bell Atlantic Corp.                          5,957
    113,000   GTE Corp.                                    5,142
                                                     -----------

TOTAL COMMON STOCKS                                      256,743
                                                     -----------

TEMPORARY INVESTMENTS - 2.9%

Investment Companies:
$ 7,747,616   Short-Term Investments Co.
                (Prime Portfolio)                          7,748
                                                     -----------

TOTAL TEMPORARY INVESTMENTS                                7,748
                                                     -----------

TOTAL INVESTMENTS - 100.5%                               264,491
   Liabilities, less Other Assets                         (1,424)
                                                     -----------

NET ASSETS                                           $   263,067
                                                     ===========


* Non-income producing security.




                        See Notes to Financial Statements

December 31, 1996

INVESTMENT REVIEW



REPORT FROM GROWTH PORTFOLIO MANAGER - THOMAS M. MAGUIRE

For the year ended December 31, 1996, SAFECO RST Growth returned 32.06% widely outperforming the S&P 500 which returned 22.94%. Due to a positive cash flow throughout the year, I was able to take advantage of new purchase opportunities as they arose without having to sell solid holdings which continued to add to the Fund's performance. Because I look at each portfolio holding on its own merits, the Fund's performance relative to the S&P 500 was due primarily to the selection of the Fund's individual holdings.

But the more exciting news is that SAFECO RST Growth beat the S&P with a portfolio of carefully selected non-S&P companies. This is exciting because while the S&P stocks appear high priced, smaller company valuations -- including many stocks held by RST Growth -- remain quite reasonably priced.

I was able to increase holdings in companies with great earnings growth potential at good valuations, and during the period, we benefited by several of them -- AMRION (vitamin supplements), DAMARK INTERNATIONAL (catalog retailer), ULTRAK (closed circuit television) and PHILIP MORRIS to name four.

And while the companies in our portfolio may seem widely diverse, they actually have common characteristics -- good earnings, good valuations, and good fundamentals.

Drugs & hospital supply companies remain our largest industry group. People will use medical products and services regardless of what the economy is doing. And, in most cases, their use will increase as the population ages. In fact, aging and increasing pressure to cut medical costs is growing the market for LIFELINE SYSTEMS' in-home monitoring.

Another one of our healthcare stocks, PENEDERM, an emerging pharmaceutical company, posted gains with its first drug approval.

SEAGATE, a producer of high-end disc drives with a great balance sheet and cash flow, performed magnificently during the year. Our holdings in computer systems were 11.8% of net assets at year end.

As I stated earlier, I see the S&P as highly priced in comparison to smaller company averages. However, the RST Growth Portfolio is predominantly invested in fundamentally sound companies with excellent prospects at very reasonable valuations. I think the result of our "stock picking" is that the Portfolio is in good shape no matter which sector of the market 1997 favors -- and even better shape should small companies come into favor.

                                                    SAFECO RESOURCE SERIES TRUST

                                                           INVESTMENT HIGHLIGHTS

                                                         As of December 31, 1996


GROWTH PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JANUARY 7, 1993 TO DECEMBER 31, 1996*
================================================================================

                                  [LINE CHART]


                    GROWTH PORTFOLIO:           S&P 500 INDEX:
"01/93"                   10000                     10000
                           9475                     10136
                          10059                     10350
                           9683                     10100
                          10535                     10369
                          10891                     10400
                          11297                     10358
                          12198                     10750
                          12822                     10667
                          13386                     10888
                          12792                     10785
"12/93"                   13473                     10915
                          14382                     11286
                          13861                     10980
                          13351                     10503
                          13750                     10637
                          14094                     10811
                          13662                     10546
                          14216                     10892
                          14714                     11337
                          14626                     11060
                          14169                     11308
                          14936                     10897
"12/94"                   15079                     11058
                          15148                     11344
                          15694                     11786
                          15671                     12133
                          15973                     12490
                          16670                     12997
                          17727                     13299
                          18506                     13739
                          18587                     13773
                          19644                     14354
                          19818                     14303
                          20666                     14929
"12/95"                   21261                     15217
                          21476                     15735
                          22051                     15881
                          22654                     16033
                          24060                     16269
                          25519                     16688
                          24608                     16752
                          22439                     16012
                          24381                     16350
                          25827                     17270
                          26322                     17746
                          26898                     19086
"12/96"                   28077                     18708


AVERAGE ANNUAL TOTAL RETURN

                                                            SINCE
                                            1 YEAR        INCEPTION
===================================================================
Growth Portfolio                            32.06%           30.16%
S&P 500 Index                               22.94%           17.42%
===================================================================

                                                        % OF
TEN LARGEST HOLDINGS                                 NET ASSETS
===============================================================
Seagate Technology, Inc.                                   5.8%
American Buildings Co.                                     5.1
MICROS Systems, Inc.                                       4.8
Penederm, Inc.                                             3.9
Lifeline Systems, Inc.                                     3.4
Datascope Corp.                                            3.4
United Dental Care, Inc.                                   3.1
Credit Acceptance Corp.                                    3.0
Philip Morris Cos., Inc.                                   3.0
Damark International, Inc.                                 2.8



TOP FIVE PURCHASES (JULY THROUGH DECEMBER)       COST (000's)
=============================================================
American Buildings Co.                                 $3,107
Damark International, Inc.                              3,002
United Dental Care, Inc.                                2,913
Penederm, Inc.                                          2,669
Rent-Way, Inc.                                          2,411



   Performance represents the performance of the Growth Portfolio but does not include administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

   The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. Investment management fees have been applied to the calculation of Portfolio performance, but not to the index. If portfolio investment management fees had been applied to the index, the index values would have been lower.

   Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

* The Portfolio's inception was January 7, 1993.
  Performance information begins on January 31, 1993.



TOP FIVE SALES (JULY THROUGH DECEMBER)       PROCEEDS (000's)
=============================================================
Family Golf Centers, Inc.                              $3,605
Ultrak, Inc.                                            1,837
Kimberly-Clark Corp.                                    1,427
Pittston Brink's Group                                  1,322
Ciber, Inc.                                             1,287

December 31, 1996

PORTFOLIO OF INVESTMENTS


  GROWTH PORTFOLIO


   SHARES OR
   PRINCIPAL                                                  VALUE
    AMOUNT                                                   (000's)
--------------------------------------------------------------------
COMMON STOCKS - 96.8%

ADVERTISING - 1.3%
     50,000 * HA-LO Industries, Inc.                         $1,375

AIR TRANSPORT - 0.6%
     35,400 * Pittston Services Group                           708

BEVERAGES - 2.5%
     94,300 * Canandaigua Wine Co., Inc.                      2,688

BUILDING MATERIALS - 8.1%
     35,100 * ABT Building Products Corp.                       877
    234,500 * American Buildings Co.                          5,599
     25,700 * Diamond Home Services, Inc.                       707
     49,900 * Fibreboard Corp.                                1,684

CHEMICALS - 0.6%
     34,800   AT Plastics, Inc.                                 344
     42,800 * Melamine Chemicals, Inc.                          353

COMMERCIAL SERVICES - 3.1%
     40,000 * FirstService Corp.                                165
     23,300 * Renter's Choice, Inc.                             338
     67,500 * Right Management Consultants                    1,502
     89,400 * Youth Services International, Inc.              1,363

COMPUTER SERVICES - 3.1%
    130,000 * Alternative Resources Corp.                     2,259
     44,960   LCS Industries, Inc.                              652
     32,500 * ONTRACK Data International, Inc.                  487

COMPUTER SOFTWARE - 1.2%
     54,000 * Phoenix International Ltd., Inc.                  931
     14,700 * SPSS, Inc.                                        410

COMPUTER SYSTEMS - 11.8%
     23,300 * Computer Horizons Corp.                           897
     15,000 * Imtec, Inc.                                       139
    171,400 * MICROS Systems, Inc.                            5,271
     72,000 * Optimal Robotics Corp.                            342
    160,000 * Seagate Technology, Inc.                        6,320

DRUGS - 2.0%
    150,600 * Alpharma, Inc. (Class A)                        2,146

DRUGS & HOSPITAL SUPPLIES - 16.7%
     70,700 * Andrx Corp.                                     1,140
     20,000 * Autonomous Technologies Corp.                      80
    186,100 * Datascope Corp.                                 3,722
    215,000 * Lifeline Systems, Inc.                          3,762
     97,000   Medex, Inc.                                     2,255
    160,701   Molecular Devices Corp.                         2,501
    347,867 * Penederm, Inc.                                  4,305
     20,200 * ResMed, Inc.                                      444
     13,100 * Zonagen, Inc.                                     123

ELECTRONICS - 2.1%
     17,850 * Intermagnetics General Corp.                      214
     28,400 * JPM Co.                                           497
     53,300 * Ultrak, Inc.                                    1,626

FINANCIAL SERVICES - 8.0%
     54,400   Cole Taylor Financial Group, Inc.               1,442
    138,300 * Credit Acceptance Corp.                         3,250
    125,800 * First Enterprise Financial Group, Inc.          1,179
    103,900   First Financial, Caribbean Corp. (ADR)          2,883

FOOD & TOBACCO - 3.0%
     28,800   Philip Morris Cos., Inc.                        3,244

HEALTH CARE - 5.8%
     35,000 * Amrion, Inc.                                      792
     72,600 * Health Systems International, Inc.              1,797
     14,000 * MedQuist, Inc.                                    346
    111,000 * United Dental Care, Inc.                        3,372

HOMEBUILDING - 1.4%
     69,000 * American Homestar Corp.                         1,570

HOSPITAL MANAGEMENT - 1.4%
    115,000 * American Healthcorp, Inc.                       1,337
     62,000 * Laboratory Specialists of America, Inc.           186

HOUSEHOLD PRODUCTS - 2.4%
    136,200 * Lifetime Hoan Corp.                             1,600
     34,800 * Paragon Trade Brands, Inc.                      1,044

LEISURE TIME - 0.4%
     20,000 * Laser Storm, Inc.                                  20
     36,500 * Mikohn Gaming Corp.                               192
     41,700 * Morrow Snowboards, Inc.                           276




                        See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST

                                                        PORTFOLIO OF INVESTMENTS



                                                              GROWTH PORTFOLIO


   SHARES OR
   PRINCIPAL                                           VALUE
    AMOUNT                                            (000's)
-------------------------------------------------------------
MANUFACTURING - 1.7%
     14,400 * Industrial Training Corp.              $     81
    136,300 * Maverick Tube Corp.                       1,738

OFFICE EQUIPMENT & SUPPLIES - 0.7%
     87,400 * Open Plan Systems, Inc.                     765

POLLUTION CONTROL - 1.0%
     44,000 * Tetra Technologies, Inc.                  1,111

RESTAURANTS - 2.3%
    269,300 * NPC International, Inc.                   2,222
     42,000 * New York Bagel Enterprises                  257

RETAIL - 4.8%
    326,700 * Damark International, Inc.                3,104
    151,843 * Harold's Stores, Inc.                     2,183

RETAIL - DEPARTMENT STORES - 0.7%
     40,600 * Stage Stores, Inc.                          741

RETAIL - SPECIALTY - 9.4%
     72,200 * Aaron Rents, Inc.                           857
    261,800 *+American Coin Merchandising, Inc.         1,309
      4,000 * Funco, Inc.                                  33
     59,300 * Garden Botanika, Inc.                       712
     82,000 * Garden Ridge Corp.                          707
    289,300 * Rent-Way, Inc.                            2,784
     61,000 * The Dress Barn, Inc.                        915
     77,800 * The First Years, Inc.                     1,264
    102,500 * Video Update, Inc. (Class A)                404
    147,100 * West Coast Entertainment Corp.            1,287

TELECOMMUNICATIONS - 0.7%
     89,600 *   ACI Telecentrics, Inc.                    549
     20,900 *   EIS International, Inc.                   180
                                                     --------

TOTAL COMMON STOCKS                                   105,959
                                                     --------

WARRANTS - 0.0%

LEISURE TIME - 0.0%
     20,000 *   Laser Storm, Inc.                           6
                                                     --------

TOTAL WARRANTS                                              6
                                                     --------

TEMPORARY INVESTMENTS - 2.3%

INVESTMENT COMPANIES:
$ 2,529,037     Short-Term Investments Co.
                (Prime Portfolio)                       2,529
                                                     --------

TOTAL TEMPORARY INVESTMENTS                             2,529
                                                     --------

TOTAL INVESTMENTS - 99.1%                             108,494
  Other Assets, less Liabilities                          997
                                                     --------

NET ASSETS                                           $109,491
                                                     ========


*Non-income producing security.

+Affiliated issuer as defined by the Investment Company Act of 1940 (the
 Portfolio controls 5% or more of the outstanding voting shares of the Company).




                        See Notes to Financial Statements

December 31, 1996

INVESTMENT REVIEW



REPORT FROM NORTHWEST PORTFOLIO MANAGER - CHARLES R. DRIGGS

The RST Northwest Portfolio returned 12.44% for the year ended December 31, 1996 compared to 25.89% for the Northwest 50 Index. The portfolio's heavy weighting in very small companies held the fund's performance below the benchmark index.

Nineteen ninety-six proved to be a year in which larger company stocks outperformed. By October, we were heading full steam for larger stocks. We fully eliminated 11 small company positions and cut two more by half. We added eight new, larger cap names, among them STARBUCKS, SEQUENT COMPUTER (high-performance computer systems), PRECISION CASTPARTS (Boeing supplier), AMP, INC. (computer connectors), and INTEL CORP. (computer chips).

The Portfolio currently has a 34% large cap weighting. Among industries, 22% of net assets are in banking and about 18% of net assets are invested in technology-related companies.

We anticipate employment in the Northwest will be at least 50% above the U.S. average as Boeing adds 5,000 jobs in 1997 (on top of 13,000 new jobs in 1996) and as Microsoft's Redmond campus grows from 9,000 to 11,000 employees in 1997. Furthermore, we expect personal income gains in the Northwest to approach 7%, versus 5.3% for the United States. Afterall, Boeing pays an average salary of $49,000 and Microsoft $59,000.

Economic growth (GDP) should average 3.3% for the West over the next three years and 2.0% for the US. This regional strength bodes particularly well for the companies in our portfolio that provide goods and services locally. All in all, the Northwest is a fine place to invest, and we're stocked up on the region's premiere companies.

                                                    SAFECO RESOURCE SERIES TRUST

                                                           INVESTMENT HIGHLIGHTS

                                                         As of December 31, 1996


NORTHWEST PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JANUARY 7, 1993 TO DECEMBER 31, 1996*
================================================================================

                                  [LINE CHART]

         NORTHWEST PORTFOLIO:   S&P 500 INDEX:  NORTHWEST 50 INDEX:
"01/93"         10000               10000              10000
                 9385               10136               9687
                 9633               10350              10086
                 9325               10100               9859
                 9563               10369              10103
                 9474               10400               9885
                 9425               10358               9531
                 9623               10750               9921
                 9722               10667               9698
                 9841               10888              10046
                 9901               10785              10262
"12/93"          9945               10915              10400
                10146               11286              10714
                10496               10980              10873
                10216               10503              10490
                10166               10637              10458
                10055               10811              10616
                 9915               10546              10293
                10086               10892              10374
                10526               11337              10972
                10536               11060              10553
                10646               11308              10490
                10396               10897              10302
"12/94"         10309               11058              10359
                10097               11344              10314
                10258               11786              10611
                10661               12133              10999
                10681               12490              11330
                10812               12997              11331
                11356               13299              12019
                12040               13739              12474
                12292               13773              12712
                12070               14354              13179
                11778               14303              12874
                11517               14929              13066
"12/95"         11074               15217              13226
                11043               15725              13663
                11349               15872              13978
                11972               16024              13904
                12268               16260              14739
                12452               16679              14978
                12196               16742              14915
                11707               16012              14186
                12023               16350              14888
                12207               17270              15274
                11900               17746              15167
                12390               19086              16263
"12/96"         12452               18708              16650

AVERAGE ANNUAL TOTAL RETURN

                                                         SINCE
                                            1 YEAR     INCEPTION
================================================================
Northwest Portfolio                         12.44%         5.76%
Northwest 50 Index                          25.89%        13.97%
S&P 500 Index                               22.94%        17.42%
================================================================

                                                        % OF
TEN LARGEST HOLDINGS                                 NET ASSETS
===============================================================
Microsoft Corp.                                            5.9%
Washington Mutual Savings Bank                             5.3
Boeing Co.                                                 5.2
US Bancorp                                                 5.1
Price/Costco, Inc.                                         4.4
Schnitzer Steel Industries, Inc.                           4.3
Sterling Financial Corp.                                   3.1
Intel Corp.                                                2.7
Alberton's, Inc.                                           2.6
NIKE, Inc.                                                 2.5



TOP FIVE PURCHASES (JULY THROUGH DECEMBER)       COST (000'S)
=============================================================
Intel Corp.                                              $244
AMP, Inc.                                                 207
Starbucks Corp.                                           200
Precision Castparts Corp.                                 186
Houston Industries, Inc.                                  184

   Performance represents the performance of the Northwest Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

   The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Standard & Poor's 500 Index is an unmanaged index of 500 stocks weighted by market capitalization with dividends reinvested. The Murphey Favre Northwest 50 Index is an index of 50 Northwest companies weighted by their regional impact. Investment management fees have been applied to the calculation of Portfolio performance, but not to the indexes. If portfolio investment management fees had been applied to the indexes, the index values would have been lower. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

* The Portfolio's inception was January 7, 1993.

  Performance information begins on January 31, 1993.


TOP FIVE SALES (JULY THROUGH DECEMBER)       PROCEEDS (000'S)
=============================================================
Lattice Semiconductor Corp.                              $181
Wholesome & Hearty Foods, Inc.                            177
Monaco Coach Corp.                                        147
BMC West Corp.                                            147
Quality Food Centers, Inc.                                121

December 31, 1996

PORTFOLIO OF INVESTMENTS



  NORTHWEST PORTFOLIO


   SHARES OR
   PRINCIPAL                                                    VALUE
    AMOUNT                                                     (000's)
----------------------------------------------------------------------
COMMON STOCKS - 89.9%

AEROSPACE - 7.3%
      4,700   Boeing Co.                                       $  500
      4,000   Precision Castparts Corp.                           198

AIR TRANSPORTATION - 1.5%
      6,200   Airborne Freight Corp.                              145

APPAREL MANUFACTURING - 2.5%
      4,000   NIKE, Inc.                                          239

AUTOS - 1.8%
     10,800 * Monaco Coach Corp.                                  175

BANKS - 9.9%
      5,295 * Cascade Bancorp                                     111
     14,580   Northrim Bank                                       137
      2,700   Security Bank Holding Co.                            23
     10,810   US Bancorp                                          486
     10,400   West Coast Corp, Inc.                               188

BEVERAGES - 1.2%
     11,800 * Redhook Ale Brewery, Inc.                           113

BUILDING MATERIALS - 1.6%
      6,400   TJ International, Inc.                              140

CHEMICALS - 1.6%
     51,300 * Consep, Inc.                                        154

COMMERCIAL SERVICES - 0.9%
      5,800 * Barrett Business Services, Inc.                      88

COMPUTER SOFTWARE - 6.9%
      5,700 * Analogy, Inc.                                        26
      5,500 * Mentor Graphics Corp.                                54
      6,800 * Microsoft Corp.                                     562
      2,600 * ThrustMaster, Inc.                                   20

COMPUTER SYSTEMS - 0.7%
      4,000   Sequent Computer Systems, Inc.                       71

ELECTRICAL EQUIPMENT & ELECTRONICS - 10.3%
      5,800   AMP, Inc.                                           223
     14,200 * Flir Systems, Inc.                                  195
      2,000   Intel Corp.                                         262
      4,600 * Lattice Semiconductor Corp.                         212
     15,300 * Pacific Aerospace & Electronics, Inc.                45
      4,300 * Praegitzer Industries, Inc.                          44

HEALTH CARE - 2.6%
      6,600 * Assisted Living Concepts, Inc.                      101
      9,800 * Emeritus Corp.                                      132
      5,000 * Procyte Corp.                                        11

METALS - MISCELLANEOUS - 5.1%
      4,600   Oregon Steel Mills, Inc.                             77
     15,900   Schnitzer Steel Industries, Inc.                    407

PAPER & FOREST PRODUCTS - 2.0%
     10,300   Longview Fibre Co.                                  189

POLLUTION CONTROL - 0.3%
     15,500 * R-B Rubber Products, Inc.                            26

RETAIL - GROCERS - 3.2%
      7,000   Albertson's, Inc.                                   249
     10,000 * Carr-Gottstein Foods Co.                             38
        447 * Quality Food Centers, Inc.                           15

RETAIL - OTHER - 8.2%
     11,800 * Hollywood Entertainment Corp.                       218
      4,000   Nordstrom, Inc.                                     142
     16,600 * Price/Costco, Inc.                                  417

RETAIL - SPECIALTY - 3.3%
     27,500 * Egghead, Inc.                                       144
      6,000 * Starbucks Corp.                                     172

SAVINGS & LOANS / SAVINGS BANKS - 12.1%
      6,600   Interwest Saving Bank                               213
      4,700   Security Bancorp                                    139
     21,100 * Sterling Financial Corp.                            298
     11,700   Washington Mutual Savings Bank                      507

TRANSPORTATION - 2.1%
      7,400   Expeditors International of Washington, Inc.        170
      2,800   Greenbrier Cos., Inc.                                29

UTILITIES - ELECTRIC - 3.7%
      8,600   Houston Industries, Inc.                            195
      2,600   LG&E Energy Corp.                                    64
      2,500   Public Service Co. of Colorado                       97

UTILITIES - GAS - 1.1%
      6,200   Cascade Natural Gas Corp.                           105
                                                               ------

TOTAL COMMON STOCKS                                             8,575
                                                               ------


                        See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST

                                                        PORTFOLIO OF INVESTMENTS



                                                           NORTHWEST PORTFOLIO


   SHARES OR
   PRINCIPAL                                              VALUE
    AMOUNT                                               (000's)
-----------------------------------------------------------------
WARRANTS - 0.1%

ELECTRICAL EQUIPMENT & ELECTRONICS - 0.1%
     15,300 * Pacific Aerospace & Electronics, Inc.      $     10
                                                         --------

TOTAL WARRANTS                                                 10
                                                         --------

TEMPORARY INVESTMENTS - 7.5%

INVESTMENT COMPANIES:
   $470,823   Short-Term Investments Co.
                (Prime Portfolio)                             471
    242,383   Short-Term Investments Co.
                (Treasury Portfolio)                          242
                                                         --------

TOTAL TEMPORARY INVESTMENTS                                   713
                                                         --------

TOTAL INVESTMENTS - 97.5%                                   9,298
  Other Assets, less Liabilities                              243
                                                         --------

NET ASSETS                                               $  9,541
                                                         ========



*  Non-income producing security.




                        See Notes to Financial Statements

December 31, 1996

INVESTMENT REVIEW



REPORT FROM BOND PORTFOLIO MANAGER - MICHAEL C. KNEBEL

For the year ended December 31, 1996, SAFECO RST Bond returned 0.54% while the broader market as measured by Lehman Brothers Government/Corporate Index (which includes no investment expenses or transaction costs) returned 2.90%.

The Portfolio is actively managed using a trend-following strategy: that is, we reduce the Portfolio's average maturity as rates rise, and increase it as rates fall. In general, under this strategy, returns at first lag a market change and then surpass the market as the new trend takes hold. A market which changes course frequently, however, wreaks havoc on trend-following strategies. In other words, our strategy suffered from a recurrent case of whiplash in 1996.

RST Bond's 12-month return was affected largely by losses we experienced when rates rose rapidly and unexpectedly in the early part of the year. We'd begun the year with a long average maturity (a high sensitivity to changes in interest rates) in response to 1995's bull market. In the second and third quarters we recouped our losses by maintaining a shorter average maturity as rates continued climbing. In the fourth quarter, we increased the portfolio's duration to just under four years. Nonetheless, the portfolio's duration was and still is, considerably shorter than the broad market duration. Ironically, our decision to maintain a more defensive posture by keeping a shorter average maturity (and hence, a lesser price sensitivity to changes in interest rates) caused us to lag the competition. The good/bad news is that as rates reverted upward again in December, our defensive strategy is finally paying off.

In addition to taking a defensive posture, we have gradually reduced the portfolio's allocation to corporate bonds as yield spreads have narrowed, diminishing the attractiveness of this sector over Treasuries.

Looking ahead, we expect market volatility to continue and the investment environment to remain challenging. Renewed economic strength will likely rekindle inflation fears which, in turn, may prompt speculation that the Federal Reserve will raise short-term interest rates. We will seek to increase the portfolio's yield while maintaining its conservative risk profile, and that should better insulate the portfolio from the effects of gyrating interest rates.

                                                    SAFECO RESOURCE SERIES TRUST

                                                           INVESTMENT HIGHLIGHTS

                                                         As of December 31, 1996


BOND PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JULY 21, 1987 TO DECEMBER 31, 1996*
================================================================================

                                  [LINE CHART]

                 BOND PORTFOLIO      LEHMAN GOV'T/CORP.
"07/87"               10000                 10000
                      10000                  9944
                      10010                  9730
                       9861                 10095
                      10070                 10159
"12/87"               10290                 10298
                      10290                 10651
                      10508                 10774
                      10633                 10667
                      10602                 10605
                      10591                 10534
                      10519                 10772
                      10675                 10711
                      10643                 10738
                      10643                 10974
                      10820                 11168
                      10986                 11042
"12/88"               11013                 11079
                      11013                 11227
                      11103                 11141
                      11058                 11200
                      11081                 11438
                      11294                 11719
                      11540                 12101
                      11775                 12353
                      12022                 12161
                      11887                 12215
                      12134                 12524
                      12223                 12637
"12/89"               12258                 12656
                      12173                 12482
                      12222                 12510
                      12258                 12511
                      12197                 12396
                      12450                 12755
                      12595                 12962
                      12595                 13123
                      12751                 12932
                      12703                 13040
                      12727                 13213
                      12836                 13501
"12/90"               13063                 13705
                      13154                 13859
                      13270                 13978
                      13361                 14074
                      13516                 14236
                      13620                 14303
                      13581                 14287
                      13749                 14467
                      14008                 14800
                      14215                 15109
                      14383                 15244
                      14513                 15396
"12/91"               14890                 15915
                      14793                 15680
                      14793                 15763
                      14697                 15676
                      14807                 15770
                      15055                 16076
                      15276                 16312
                      15634                 16730
                      15744                 16879
                      16062                 17108
                      15744                 16847
                      15648                 16831
"12/92"               15906                 17121
                      16259                 17494
                      16611                 17858
                      16700                 17919
                      16832                 18057
                      16803                 18048
                      17111                 18457
                      17185                 18576
                      17582                 19003
                      17685                 19069
                      17773                 19147
                      17493                 18931
"12/93"               17583                 19014
                      17836                 19300
                      17393                 18879
                      17030                 18416
                      16919                 18263
                      16919                 18231
                      16903                 18189
                      17109                 18552
                      17172                 18560
                      17014                 18280
                      17014                 18260
                      16998                 18227
"12/94"               17068                 18347
                      17302                 18699
                      17586                 19133
                      17687                 19261
                      17921                 19529
                      18590                 20347
                      18741                 20510
                      18607                 20430
                      18858                 20692
                      19059                 20903
                      19377                 21210
                      19762                 21560
"12/95"               20118                 21877
                      20171                 22012
                      19691                 21546
                      19495                 21365
                      19478                 21217
                      19513                 21181
                      19656                 21465
                      19709                 21514
                      19744                 21463
                      19940                 21845
                      20171                 22354
                      20420                 22765
"12/96"               20227                 22512

AVERAGE ANNUAL TOTAL RETURN

                                                         SINCE
                                  1 YEAR    5 YEAR     INCEPTION
================================================================
Bond Portfolio                     0.54%     6.32%         7.77%
Lehman Gov't/Corp. Index           2.90%     7.18%         9.02%
================================================================

                                                        % OF
TEN LARGEST HOLDINGS                                 NET ASSETS
===============================================================
U.S. Treasury Note, 6.375%, due 8/15/02                   42.1%
U.S. Treasury Principal Strip, due 8/15/99                13.8
U.S. Treasury Note, 7.50%, due 2/15/05                    10.6
U.S. Treasury Note, 6.50%, due 5/31/01                     4.7
Ford Motor Credit Co.                                      3.7
Walt Disney Co.                                            3.1
Pacific Gas & Electric Co.                                 3.1
Dayton Hudson Corp.                                        1.7
Manitoba (Province)                                        1.6
Associates Corp. of North America                          1.6




WEIGHTED AVERAGE MATURITY                                    4.70 Years




   Performance represents the performance of the Bond Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

   The performance of the Portfolio assumes the reinvestment of all dividends and capital gains. The Lehman Gov't/Corp. Index is a representative total return benchmark for the Portfolio. Investment management fees have been applied to the calculation of Portfolio performance, but not to the index. If portfolio investment management fees had been applied to the index, the index values would have been lower. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

* The Portfolio's inception was July 21, 1987.

  Performance information begins on July 31, 1987.

PORTFOLIO CREDIT QUALITY

   MOODY'S               S&P                 MOODY'S        S&P
===============================================================
U.S. Gov't        U.S. Gov't                   71.2%      71.2%
Aaa               AAA                           1.3        1.3
Aa                AA                            1.6        1.6
A                 A                            21.1       21.1
Baa               BBB                           1.7        1.7
  Temporary Investments                         1.0        1.0
  Cash and Other Assets, less Liabilities       2.1        2.1
                                              ----------------
   Total                                      100.0%     100.0%
                                              ----------------

DECEMBER 31, 1996

PORTFOLIO OF INVESTMENTS



  BOND PORTFOLIO


   PRINCIPAL
    AMOUNT                                                      VALUE
    (000's)                                                    (000's)
-----------------------------------------------------------------------
ASSET BACKED SECURITIES - 1.3%

FINANCIAL - 1.3%
       $209   Chevy Chase Auto ABS
                Series 1996-1, Class A
                6.60%, due 12/15/02                            $    212
                                                               --------

TOTAL ASSET BACKED SECURITIES                                       212
                                                               --------

CORPORATE BONDS - 24.5%

BANKING & FINANCE - 3.9%
        250   Associates Corp. of North America
                8.80%, due 8/01/98                                  260
        135   BankAmerica Corp.
                9.50%, due 4/01/01                                  149
        200   Grand Metropolitan Investment Corp.
                8.625%, due 8/15/01                                 216

CANADIAN PROVINCES, U.S. FUNDS - 1.6%
        250   Manitoba (Province)
                7.75%, due 2/01/02                                  263

ENTERTAINMENT - 3.1%
        500   Walt Disney Co.
                6.375%, due 3/30/01                                 498

FINANCE - AUTO - 3.7%
        600 Ford Motor Credit Co.
                 6.25%, due 8/11/00                                 594

FINANCE - CONSUMER - 1.6%
        250   Household Finance Corp.
                 7.625%, due 6/15/99                                257

OIL & GAS - 1.6%
        250   Texaco Capital, Inc.
                 6.875%, due 7/15/99                                253

RETAIL - 1.7%
        250   Dayton Hudson Corp.
                 9.40%, due 2/15/01                                 273

UTILITIES - ELECTRIC - 6.0%
        500   Pacific Gas & Electric Co.
                 5.375%, due 8/01/98                                495
        250   Public Services Electric & Gas Co.
                 6.00%, due 1/01/98                                 250
        200   Virginia Electric & Power Co.
                 6.25%, due 8/01/98                                 200

UTILITIES - TELEPHONE - 1.3%
              200 GTE Corp.
                 8.85%, due 3/01/98                                 206
                                                               --------

TOTAL CORPORATE BONDS                                             3,914
                                                               --------

U.S. GOVERNMENT SECURITIES - 71.2%

U.S. Treasury Notes - 57.4%
      1,580   7.50%, due 2/15/05                                  1,690
        750   6.50%, due 5/31/01                                    758
      6,685   6.375%, due 8/15/02                                 6,729

U.S. Treasury Principal Strip - 13.8%
      2,575   0.00%, due 8/15/99                                  2,204
                                                               --------

TOTAL U.S. GOVERNMENT SECURITIES                                 11,381
                                                               --------

TEMPORARY INVESTMENTS - 0.9%
        151   Short-Term Investments Co.
                (Prime Portfolio)                                   151
                                                               --------

TOTAL TEMPORARY INVESTMENTS                                         151
                                                               --------

TOTAL INVESTMENTS - 97.9%                                        15,658
  Other Assets, less Liabilities                                    333
                                                               --------

NET ASSETS                                                     $ 15,991
                                                               ========




                        See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST

                                                               INVESTMENT REVIEW



REPORT FROM MONEY MARKET PORTFOLIO MANAGER - NAOMI URATA

For the 12 months ended December 31, 1996, the SAFECO RST Money Market returned 4.94%. Ninety-day commercial paper rates began 1996 at 5.50% and then fell to the year's low, 5.12%, in February. Rates rose from there to 5.52% by the end of June, and then fluctuated in a narrow range to end the year at 5.63%.

The year began with an inverted yield curve for one-day to one-year maturities; that is, for paper under one year, rates were higher on shorter-term paper than they were on longer-term paper. (The yield curve illustrates the difference in yield paid by different maturities of like securities.) The curve remained inverted until it flattened in May. In June, it changed back to a more-normal upward sloping curve as investors began to anticipate a possible tightening of interest rates by the Federal Reserve.

The changing level and shape of the yield curve are driven by expectations about economic activity. In the first quarter of 1996 rates moved lower to stimulate economic growth. The yield curve inverted because investors believed that rates would come down. Now investor sentiment is that the economy is growing at a pace which might cause higher inflation and rates are rising for one-day to one-year paper. The thinking is that rising rates will slow the economy somewhat and prevent prices from rising too fast.

At year end, the average maturity of the SAFECO RST Money Portfolio was 35 days. I invested in U.S. agency securities and commercial paper issued by top tier corporations. All of the securities bear a fixed rate of interest and had maturities that were less than 13 months.

I added the following new issuers' paper to the Portfolio's approved list:
ASSOCIATES CORPORATION, a financial services company, SMITH BARNEY, a brokerage firm, and XEROX CORPORATION, an industrial company. All of these issuers are rated in the top tier. I do not invest in companies rated in the second tier category as they do not fit my conservative investment style.

In the next few months, I believe the Federal Reserve will hold rates steady. After that, there is no consensus on whether they will ease or tighten. While economic data is mixed, recently, the market has responded negatively -- with rising rates -- to strength in the housing and manufacturing sectors. I will continue to maintain an average maturity that is appropriate to current market conditions, while seeking as high a level of current income as is compatible with preserving capital.

December 31, 1996

INVESTMENT HIGHLIGHTS

As of December 31, 1996

MONEY MARKET PORTFOLIO
ILLUSTRATION OF A $10,000 INVESTMENT:
SINCE FUND INCEPTION ON JULY 21, 1987 TO DECEMBER 31, 1996*
================================================================================

                                  [LINE CHART]

         MONEY MARKET PORTFOLIO:

"07/87"           10000
                  10052
                  10103
                  10154
                  10209
"12/87"           10264
                  10323
                  10378
                  10432
                  10485
                  10535
                  10593
                  10651
                  10709
                  10776
                  10842
                  10913
"12/88"           10983
                  11057
                  11140
                  11215
                  11300
                  11386
                  11468
                  11564
                  11650
                  11733
                  11894
                  11972
"12/89"           12048
                  12133
                  12205
                  12282
                  12362
                  12443
                  12519
                  12601
                  12680
                  12752
                  12835
                  12915
"12/90"           12995
                  13072
                  13137
                  13200
                  13270
                  13332
                  13384
                  13450
                  13512
                  13572
                  13628
                  13679
"12/91"           13732
                  13777
                  13814
                  13856
                  13895
                  13932
                  13975
                  14017
                  14052
                  14082
                  14111
                  14145
"12/92"           14179
                  14212
                  14240
                  14273
                  14303
                  14330
                  14365
                  14395
                  14428
                  14457
                  14486
                  14516
"12/93"           14549
                  14583
                  14612
                  14644
                  14679
                  14722
                  14765
                  14810
                  14864
                  14913
                  14966
                  15017
"12/94"           15080
                  15154
                  15219
                  15288
                  15358
                  15437
                  15505
                  15577
                  15643
                  15705
                  15785
                  15857
"12/95"           15918
                  15993
                  16051
                  16110
                  16175
                  16243
                  16301
                  16371
                  16437
                  16506
                  16568
                  16635
"12/96"           16704

AVERAGE ANNUAL TOTAL RETURN

                                                        SINCE
                               1 YEAR     5 YEAR      INCEPTION
===============================================================
Money Market Portfolio          4.94%      4.00%          5.60%

WEIGHTED AVERAGE MATURITY                                    35 days

PORTFOLIO CREDIT QUALITY
================================================================
Highest Quality(1)                                          100%
Split-Rated(2)                                               --
Not Rated(3)                                                 --




   Performance represents the performance of the Money Market Portfolio, but does not include deductions for administration charges, contingent deferred sales charges, or mortality and expense risk premiums.

   Performance of the Portfolio assumes the reinvestment of all dividends and capital gains. Investment returns are historical and not predictive of future performance. Portfolio share prices and investment returns will fluctuate.

   THE MONEY MARKET PORTFOLIO SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE. SHARES OF THE MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL MAINTAIN A STABLE $1.00 PER SHARE NET ASSET VALUE.

* The Portfolio's inception was July 21, 1987.

  Performance information begins on July 31, 1987.




(1) Rated highest quality by at least two nationally recognized rating organizations or, when rated by only one organization, received its highest rating.

(2) Rated highest by one organization and second highest by another.

(3) Although unrated, comparable in credit quality to securities in the highest or split-rated categories, in the opinion of SAFECO Asset Management Company, the Portfolio's investment advisor.

                                                    SAFECO RESOURCE SERIES TRUST

                                                        PORTFOLIO OF INVESTMENTS



                                                        MONEY MARKET PORTFOLIO


   PRINCIPAL
    AMOUNT                                                              VALUE
    (000's)                                                            (000's)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 84.0%

ASSET BACKED - 13.9%
       $550   Apreco, Inc.
                5.30%, due 2/14/97                                    $     546
        500   Ciesco L.P.
                5.28%, due 1/17/97                                          499
        700#  Receivables Capital Corp. 4(2)
                5.62%, due 1/23/97                                          698

BANKS & FINANCE - 4.0%
        500   Associates Corp. of North America
                5.28%, due 3/04/97                                          495

BANKS-FOREIGN - 8.0%
        500   National Australia Funding (DE), Inc.
                5.45, due 1/13/97                                           499
        500   Westpac Capital Corp.
                5.32, due 1/30/97                                           498

FINANCE-AUTO - 11.9%
        500   Ford Motor Credit Co.
                5.39%, due 1/28/97                                          498
        500   General Motors Acceptance Corp.
                5.32%, due 2/20/97                                          496
        500   New Center Asset  Trust
                5.30%, due 5/08/97                                          491

FINANCE-CONSUMER - 4.4%
        550   Household Finance Corp.
                5.31%, due 1/10/97                                          549

FINANCE-DIVERSIFIED & BUSINESS - 11.9%
        500   General Electric Capital Corp.
                5.32%, due 1/15/97                                          499
        500   Heller Financial, Inc.
                5.40%, due 2/11/97                                          497
        500   Transamerica Finance Corp.
                5.30%, due 1/27/97                                          498

FINANCE-EQUIPMENT LEASE - 4.4%
        550   International Lease Finance Corp.
                5.27%, due 2/04/97                                          547

FINANCE - 4.8%
        600   Dean Witter, Discover
                5.55%, due 1/07/97                                          599

FINANCIAL SERVICES-BROKERAGE - 8.0%
        550   Merrill Lynch & Co., Inc.
                5.31%, due 1/31/97                                          548
        450   Smith Barney Inc. CP
                5.31%, due 1/02/97                                          450

INSURANCE-NON-AFFILIATED MULTI-LINE - 4.0%
        500   Prudential Funding Corp.
                5.30%, due 2/13/97                                          497

METALS - 4.4%
        550   BHP Finance (USA), Inc.
                5.35%, due 2/25/97                                          546

MISCELLANEOUS - 4.3%
        550   Tasmanian Public Finance Corp.
                5.34%, due 4/17/97                                          541
                                                                      ---------

TOTAL COMMERCIAL PAPER                                                   10,491
                                                                      ---------

U.S. GOVERNMENT & AGENCY SECURITIES - 9.8%

        180   Federal Home Loan Bank
                5.23%, due 1/07/97                                          180
        500   Federal Home Loan Mortgage Corp.
                5.3%, due 1/06/97                                           500
        545   Federal Home Loan Mortgage Corp.
                5.4%, due 1/15/97                                           544
                                                                      ---------

TOTAL U.S. GOVERNMENT &
  AGENCY SECURITIES                                                       1,224
                                                                      ---------

OTHER INVESTMENTS - 6.7%

INVESTMENT COMPANIES:
        660   Short-Term Investments Co.
                (Prime Portfolio)                                           660
        174   Short-Term Investments Co.
                (Treasury Portfolio)                                        174
                                                                      ---------

TOTAL OTHER INVESTMENTS                                                     834
                                                                      ---------

TOTAL INVESTMENTS - 100.5%                                               12,549
  Liabilities, Less Other Assets                                            (56)
                                                                      ---------

NET ASSETS                                                            $  12,493
                                                                      =========


# Security exempt from registration and restricted as to resale only to dealers or through a dealer to an "accredited investor" or a "qualified institutional buyer." At December 31, 1996, such security is Receivables Capital Corp. (4)2 at 5.62%, acquired 12/18/96, due 1/23/97. The total market value of this security is $697,596 or 5.6% of net assets.

                        See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES


                                                                                                   PORTFOLIOS
                                                                            -------------------------------------------------------
AS OF DECEMBER 31, 1996                                                       EQUITY    GROWTH         NW        BOND        MMKT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 -- (IN THOUSANDS, EXCEPT PER-SHARE AMOUNTS) --

ASSETS:
  Investments, at Cost                                                      $216,364   $ 91,453    $  7,990    $ 15,672    $ 12,549
                                                                            ========   ========    ========    ========    ========
  Investments, at Value                                                     $264,491   $108,494*   $  9,298    $ 15,658    $ 12,549
  Receivables:
   Investment securities sold                                                  1,397       --           120        --          --
   Dividends and interest                                                        460         49          11         291           3
   Trust shares sold                                                           1,168      1,181         140          55         360
                                                                            --------   --------    --------    --------    --------
     Total assets                                                            267,516    109,724       9,569      16,004      12,912

LIABILITIES:
  Payables:
   Investment securities purchased                                             4,079       --          --          --          --
   Investment advisory fees                                                      164         65           5          10           6
   Trust shares redeemed                                                         188        152           7           3         413
   Dividends payable                                                            --         --            16        --          --
   Other                                                                          18         16        --          --          --
                                                                            --------   --------    --------    --------    --------
     Total liabilities                                                         4,449        233          28          13         419
                                                                            --------   --------    --------    --------    --------

NET ASSETS                                                                  $263,067   $109,491    $  9,541    $ 15,991    $ 12,493
                                                                            ========   ========    ========    ========    ========

Net Assets consist of:
  Net unrealized appreciation (depreciation)                                $ 48,127   $ 17,041    $  1,308    $    (14)       --
  Accumulated net realized loss on investment transactions                      --         --          (138)       (420)       --
  Paid in capital (par value $.001 per share, unlimited shares authorized)   214,940     92,450       8,371      16,425    $ 12,493
                                                                            --------   --------    --------    --------    --------

NET ASSETS                                                                  $263,067   $109,491    $  9,541    $ 15,991    $ 12,493
                                                                            ========   ========    ========    ========    ========

Trust shares outstanding                                                      12,096      5,684         787       1,487      12,493
                                                                            ========   ========    ========    ========    ========

Net asset value per share
  (Net assets divided by Trust shares outstanding)                          $  21.75   $  19.26    $  12.12    $  10.75    $   1.00
                                                                            ========   ========    ========    ========    ========

* Includes $1,309 of investments in an affiliated issuer. See Note 5.



                        See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                        STATEMENTS OF OPERATIONS


                                                                               PORTFOLIOS
                                                          -------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 1996

                                                           EQUITY     GROWTH        NW          BOND        MMKT
-----------------------------------------------------------------------------------------------------------------
                                                                          --  ($ IN THOUSANDS)  --
INVESTMENT INCOME:
  Dividends                                               $  4,483   $    260    $     62        --          --
  Interest                                                     730        109          56    $    983    $    553
                                                          --------   --------    --------    --------    --------
   Total investment income                                   5,213        369         118         983         553
EXPENSES:
  Investment advisory fees                                   1,488        519          56         112          62
  Legal and auditing fees                                       17         14          14          14          14
  Custodian fees                                                16         23          12           4          11
  Trustees' fees                                                 7          5           4           3           3
  Other                                                          6          6           3           1        --
                                                          --------   --------    --------    --------    --------
   Total expenses before reimbursement                       1,534        567          89         134          90
  Expense reimbursement (Note 4)                              --         --           (33)        (22)        (28)
                                                          --------   --------    --------    --------    --------
   Total expenses after reimbursement                        1,534        567          56         112          62
                                                          --------   --------    --------    --------    --------
Net investment income (loss)                                 3,679       (198)         62         871         491

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                   20,981      9,047        (138)       (188)       --
  Net change in unrealized appreciation                     23,643     11,913         970        (583)       --
                                                          --------   --------    --------    --------    --------
Net gain (loss) on investments                              44,624     20,960         832        (771)       --

Net change in net assets
  resulting from operations                               $ 48,303   $ 20,762    $    894    $    100    $    491
                                                          ========   ========    ========    ========    ========



                        See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                           PORTFOLIOS
                                            --------------------------------------------------------------------------
                                                    EQUITY                   GROWTH                      NW
                                            --------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31

                                               1996         1995         1996         1995         1996         1995
                                            --------------------------------------------------------------------------
                                                                        -- (IN THOUSANDS) --
OPERATIONS:
  Net investment income (loss)              $   3,679    $   3,027    $    (198)   $     153    $      62    $      45
  Net realized gain (loss) on investments      20,981       15,778        9,047        5,752         (138)          66
  Net change in unrealized appreciation        23,643       14,951       11,913        4,187          970          196
                                            ---------    ---------    ---------    ---------    ---------    ---------

  Net change in net assets resulting from
   operations                                  48,303       33,756       20,762       10,092          894          307

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                        (3,679)      (3,027)        --           (153)         (62)         (45)
  Net realized gain on investments            (20,981)     (15,778)      (8,849)      (5,752)        --            (41)

Net Trust share transactions                   69,945       52,207       53,120       24,115        2,397        1,527
                                            ---------    ---------    ---------    ---------    ---------    ---------
TOTAL CHANGE IN NET ASSETS                     93,588       67,158       65,033       28,302        3,229        1,748

NET ASSETS AT BEGINNING OF PERIOD             169,479      102,321       44,458       16,156        6,312        4,564
                                            ---------    ---------    ---------    ---------    ---------    ---------
NET ASSETS AT END OF PERIOD                 $ 263,067    $ 169,479    $ 109,491    $  44,458    $   9,541    $   6,312
                                            =========    =========    =========    =========    =========    =========


OTHER INFORMATION
Increase (Decrease) in Fund Shares
  and Amounts

SHARES:
  Sales                                         3,791        2,832        3,213        1,537          315          176
  Reinvestments                                 1,134          977          459          341            3            5
  Redemptions                                  (1,636)      (1,083)        (788)        (323)        (113)         (45)
                                            ---------    ---------    ---------    ---------    ---------    ---------
   Net change                                   3,289        2,726        2,884        1,555          205          136
                                            =========    =========    =========    =========    =========    =========

AMOUNTS:
  Sales                                     $  80,468    $  54,206    $  58,239    $  23,605    $   3,684    $   1,973
  Reinvestments                                24,660       18,805        8,849        5,420           46           57
  Redemptions                                 (35,183)     (20,804)     (13,968)      (4,910)      (1,333)        (503)
                                            ---------    ---------    ---------    ---------    ---------    ---------
   Net change                               $  69,945    $  52,207    $  53,120    $  24,115    $   2,397    $   1,527
                                            =========    =========    =========    =========    =========    =========



                        See Notes to Financial Statements

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS
                                                                     (Continued)


                                                                          PORTFOLIOS
---------------------------------------------------------------------------------------------------

                                                                BOND                   MMKT
---------------------------------------------------------------------------------------------------

                                                                FOR THE YEAR ENDED DECEMBER 31

                                                          1996        1995        1996        1995
                                                       --------------------------------------------
                                                                    -- (IN THOUSANDS) --

OPERATIONS:
  Net investment income                                $    871    $    843    $    491    $    468
  Net realized gain (loss) on investments                  (188)        116        --          --
  Net change in unrealized appreciation                    (583)      1,162        --          --
                                                       --------    --------    --------    --------
  Net change in net assets resulting from operations        100       2,121         491         468

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                    (871)       (843)       (491)       (468)
  Net realized gain on investments                         --          --          --          --

Net Trust share transactions                              2,505        (382)      3,774        (596)
                                                       --------    --------    --------    --------
TOTAL CHANGE IN NET ASSETS                                1,734         896       3,774        (596)

NET ASSETS AT BEGINNING OF PERIOD                        14,257      13,361       8,719       9,315
                                                       --------    --------    --------    --------
NET ASSETS AT END OF PERIOD                            $ 15,991    $ 14,257    $ 12,493    $  8,719
                                                       ========    ========    ========    ========


OTHER INFORMATION
Increase (Decrease) in Fund Shares
  and Amounts

SHARES:
  Sales                                                     464         266      46,941      21,270
  Reinvestments                                              81          75         491         432
  Redemptions                                              (319)       (390)    (43,658)    (22,298)
                                                       --------    --------    --------    --------
   Net change                                               226         (49)      3,774        (596)
                                                       ========    ========    ========    ========

AMOUNTS:
  Sales                                                $  5,170    $  2,941    $ 46,941    $ 21,270
  Reinvestments                                             871         843         491         432
  Redemptions                                            (3,536)     (4,166)    (43,658)    (22,298)
                                                       --------    --------    --------    --------
   Net change                                          $  2,505    $   (382)   $  3,774    $   (596)
                                                       ========    ========    ========    ========


                        See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


1.  SIGNIFICANT ACCOUNTING POLICIES

    SAFECO Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is comprised of the Equity, Growth, Northwest (NW), Bond and Money Market (MMKT) Portfolios. Each of the five Portfolios has different investment objectives. Shares of the Trust Portfolios are available as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

    SECURITY VALUATION -- Securities in the Equity, Growth, Northwest and Bond Portfolios traded on a national exchange or over-the-counter are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. Long-term corporate bonds and other securities not traded on a national exchange or over-the-counter are valued based on consideration of information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Securities in the Money Market Portfolio purchased at par are valued at cost. All other short-term securities are valued at amortized cost.

    SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the identified cost method.

    INCOME RECOGNITION -- Interest is accrued on Portfolio investments daily. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date.

    DIVIDENDS TO SHAREHOLDERS -- In the Equity, Growth, Northwest and Bond Portfolios, dividends to shareholders from net investment income and realized gains on security transactions (if any) are recorded on the last business day of December each year. In the Money Market Portfolio, dividends from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month.

    FEDERAL INCOME TAX -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

2.  ACCUMULATED UNDISTRIBUTED CAPITAL LOSS

    The Portfolios had the following amounts of accumulated undistributed net realized loss on investment transactions at December 31, 1996. For Federal income tax purposes, these amounts represent capital loss carryforwards which expire as follows:

      Portfolio         Amounts       Expiration Dates
    -------------     -----------   --------------------
      Bond              $420,000           2002-2004
      Northwest          138,000             2004

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

                                                                     (Continued)


3.  INVESTMENT TRANSACTIONS

                                                                                                      PORTFOLIOS
                                                                                      -------------------------------------------
                                                                                       EQUITY     GROWTH        NW        BOND
    -----------------------------------------------------------------------------------------------------------------------------

                                                                                                -- ($ in Thousands) --
    PURCHASES for the year ended December 31, 1996 (including $16,594
      of U.S. Government and Agency Securities in the Bond Portfolio)                 $163,521   $ 94,747    $  6,142*   $ 17,344
                                                                                      ========   ========    ========    ========

    SALES for the year ended December 31, 1996 (including $14,298
      of U.S. Government and Agency Securities in the Bond Portfolio)                 $114,873   $ 53,530    $  3,640*   $ 15,198
                                                                                      ========   ========    ========    ========

    Purchases and sales amounts exclude short-term investments which, at the time of purchase, had a maturity of one year or less.

    * The Northwest Portfolio engaged in purchases and sales transactions with funds that have a common investment advisor, SAFECO Asset Management Company. These purchases and sales transactions were made at current market value pursuant to rule 17a-7 under the Investment Company Act of 1940 and amounted to $1,402 and $865, respectively.

    UNREALIZED APPRECIATION (DEPRECIATION) AT DECEMBER 31, 1996:

                                                                                                -- ($ in Thousands) --
                                                                                     -------------------------------------------
     Aggregate gross unrealized appreciation for investment
      securities in which there is an excess of value over identified cost           $ 52,162    $ 22,736    $  1,937    $   109

     Aggregate gross unrealized depreciation for investment
      securities in which there is an excess of identified cost over value             (4,035)     (5,695)       (629)      (123)
                                                                                     --------    --------    --------    -------

        Net unrealized appreciation (depreciation)                                   $ 48,127    $ 17,041    $  1,308    $   (14)
                                                                                     ========    ========    ========    ========

4. INVESTMENT ADVISORY FEES, EXPENSE REIMBURSEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

    SAFECO Asset Management Company receives investment advisory fees from the Trust. For the Equity, Growth, Northwest and Bond Portfolios, the fee is based on average daily net assets at an annual rate of .74 percent. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of .65 percent.

    The Portfolios may borrow money for temporary purposes from SAFECO Corporation or its affiliates at interest rates equivalent to commercial bank interest rates.

    At December 31, 1996, SAFECO Life Insurance Company owned more than 99% of the outstanding shares of each portfolio.

    Prior to May 5, 1994, SAFECO Life Insurance Company (SAFECO) paid all the expenses of the portfolios except for investment advisory fees. Since May 5, 1994, any portfolio with net assets in excess of $20 million has been charged for all other operating expenses, including legal and auditing fees, trustees' fees, custodian fees, and other expenses. For portfolios with net assets less than $20 million, SAFECO continues to pay the portfolios' other operating expenses.

5.  INVESTMENTS IN AFFILIATES

    Because the Growth Portfolio owned more that 5% of the voting securities of American Coin Merchandising at December 31, 1996, it is considered an affiliate of the Portfolio. The Growth Portfolio's investment activity associated with this company for the year ended December 31, 1996 is as follows:

    Shares owned at begining of period                      34,000
      Shares purchased                                     227,800
      Shares sold                                              --
                                                         ---------
    Shares owned at end of period                          261,800
                                                         =========
    Market Value at end of period                        $   1,309
                                                         =========
    Dividends during period                                    --
                                                         =========

December 31, 1996
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(Continued)


6. FINANCIAL HIGHLIGHTS
   (For a Share Outstanding Throughout the Period)

                                                                                      EQUITY PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------------------

                                                                                    Year Ended December 31
                                                             ------------------------------------------------------------------
                                                                 1996        1995           1994          1993           1992
                                                             ------------------------------------------------------------------
   Net asset value at beginning of period                    $   19.24    $   16.83     $   17.02       $  14.20       $  13.48

   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                        0.34         0.39          0.31           0.23           0.20
     Net realized and unrealized gain on investments              4.43         4.43          1.21           3.74           0.89
                                                             ---------    ---------     ---------       --------       --------
      Total from investment operations                            4.77         4.82          1.52           3.97           1.09

   LESS DISTRIBUTIONS:
     Dividends from net investment income                        (0.34)       (0.39)        (0.31)         (0.23)         (0.20)
     Distributions from realized gains                           (1.92)       (2.02)        (1.40)         (0.92)         (0.17)
                                                             ---------    ---------     ---------       --------       --------
      Total distributions                                        (2.26)       (2.41)        (1.71)         (1.15)         (0.37)
                                                             ---------    ---------     ---------       --------       --------

   Net asset value at end of period                          $   21.75    $   19.24     $   16.83       $  17.02       $  14.20
                                                             =========    =========     =========       ========       ========

   Total return                                                  24.79%       28.63%         8.94%(A)      27.92%(A)       8.06%(A)

   NET ASSETS AT END OF PERIOD (000's OMITTED)               $ 263,067    $ 169,479     $ 102,321       $ 68,157       $ 36,064
   RATIO OF EXPENSES TO AVERAGE NET ASSETS                         .72%         .75%          .77%           .73%           .73%
   RATIO OF EXPENSES TO AVERAGE NET ASSETS
     BEFORE EXPENSE REIMBURSEMENTS ++                             N/A          N/A            .78%           --             --
   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           1.72%        2.26%         1.98%          1.71%          1.80%
   PORTFOLIO TURNOVER RATE                                       56.99%       69.18%        28.71%         41.35%         24.75%
   AVERAGE COMMISSION RATE PAID                              $  0.0584          --            --             --             --



   ++  See Note 4 of Notes to Financial Statements.
   (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 of Notes to Financial Statements).
   N/A Not applicable as no fund expenses were reimbursed.

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

                                                                     (Continued)


6. FINANCIAL HIGHLIGHTS (Continued)
   (For a Share Outstanding Throughout the Period)

                                                                                      GROWTH PORTFOLIO
   -------------------------------------------------------------------------------------------------------------------------

                                                                         Year Ended December 31             January 7, 1993
                                                                                                           (Commencement of
                                                                 ------------------------------------        Operations) to
                                                                    1996        1995           1994        December 31, 1993
                                                                 -----------------------------------------------------------
   Net asset value at beginning of period                        $   15.88    $  12.98       $  12.16         $  10.00

   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                                    (0.03)       0.06            --              0.01
     Net realized and unrealized gain on investments                  5.12        5.26           1.45             3.60
                                                                 ---------    --------       --------         --------
      Total from investment operations                                5.09        5.32           1.45             3.61

   LESS DISTRIBUTIONS:
     Dividends from net investment income                              --        (0.06)           --             (0.01)
     Distributions from realized gains                               (1.71)      (2.36)         (0.63)           (1.44)
                                                                 ---------    --------       --------         --------
      Total distributions                                            (1.71)      (2.42)         (0.63)           (1.45)
                                                                 ---------    --------       --------         --------

   NET ASSET VALUE AT END OF PERIOD                              $   19.26    $  15.88       $  12.98         $  12.16
                                                                 =========    ========       ========         ========

   TOTAL RETURN                                                      32.06%      41.00%(A)      11.92%(A)        34.73%**(A)

   NET ASSETS AT END OF PERIOD (000'S OMITTED)                   $ 109,491    $ 44,458       $ 16,156         $  4,850
   RATIO OF EXPENSES TO AVERAGE NET ASSETS                             .79%        .79%           .71%             .72%*
   RATIO OF EXPENSES TO AVERAGE NET ASSETS
     BEFORE EXPENSE REIMBURSEMENTS ++                                 N/A          .84%           .96%             --
   RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS        (.28)%       .55%          (.05%)           0.08%*
   PORTFOLIO TURNOVER RATE                                           75.58%     111.70%         41.24%          108.67%*
   AVERAGE COMMISSION RATE PAID                                 $    0.0530        --             --               --

     * Annualized.
    ** Not Annualized. Performance information for the period ended December 31,
       1993 begins on January 31, 1993.
    ++ See Note 4 of Notes to Financial Statements.
   (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 of Notes to Financial Statements).
   N/A Not applicable as no fund expenses were reimbursed.

December 31, 1996
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(Continued)


6. FINANCIAL HIGHLIGHTS (Continued)
   (For a Share Outstanding Throughout the Period)

                                                                                    NORTHWEST PORTFOLIO
   -----------------------------------------------------------------------------------------------------------------

                                                                    Year Ended December 31          January 7, 1993
                                                                                                   (Commencement of
                                                                -------------------------------     Operations) to
                                                                  1996         1995       1994     December 31, 1993
                                                                ----------------------------------------------------
   Net asset value at beginning of period                       $ 10.85      $ 10.24    $  9.94     $   10.00

   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                         0.08         0.08       0.06          0.09
     Net realized and unrealized gain (loss) on investments        1.27         0.68       0.30         (0.06)
                                                                -------      -------    -------     ---------
      Total from investment operations                             1.35         0.76       0.36          0.03

   LESS DISTRIBUTIONS:
     Dividends from net investment income                         (0.08)       (0.08)     (0.06)        (0.09)
     Distributions from realized gains                              --         (0.07)       --            --
                                                                -------      -------    -------     ---------
      Total distributions                                         (0.08)       (0.15)     (0.06)        (0.09)
                                                                -------      -------    -------     ---------

   Net asset value at end of period                             $ 12.12      $ 10.85    $ 10.24     $    9.94
                                                                =======      =======    =======     =========

   Total return (A)                                               12.44%        7.42%      3.65%         (.55)%**

   NET ASSETS AT END OF PERIOD (000'S OMITTED)                  $ 9,541      $ 6,312    $ 4,564     $   3,183
   RATIO OF EXPENSES TO AVERAGE NET ASSETS                          .70%         .71%       .71%          .72%*
   RATIO OF EXPENSES TO AVERAGE NET ASSETS
     BEFORE EXPENSE REIMBURSEMENTS ++                              1.11%        1.18%      1.23%          --
   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS             .78%         .81%       .72%         1.06%*
   PORTFOLIO TURNOVER RATE                                        52.20%       21.30%      7.29%         3.93%*
   AVERAGE COMMISSION RATE PAID                                 $ 0.0467         --         --            --

     * Annualized.
    ** Not Annualized. Performance information for the period ended December 31,
       1993 begins on January 31, 1993.
    ++ See Note 4 of Notes to Financial Statements.
   (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 of Notes to Financial Statements).

                                                    SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

                                                                     (Continued)


6. FINANCIAL HIGHLIGHTS (Continued)
   (For a Share Outstanding Throughout the Period)

                                                                                      BOND PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31
                                                              -----------------------------------------------------------
                                                                 1996        1995          1994         1993        1992
                                                              -----------------------------------------------------------
   Net asset value at beginning of period                     $  11.31     $  10.20     $  11.12     $  10.82     $ 10.80

   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                        0.62         0.71         0.59         0.56        0.58
     Net realized and unrealized gain (loss) on investments      (0.56)        1.11        (0.92)        0.58        0.16
                                                              --------     --------     --------     --------     -------
      Total from investment operations                            0.06         1.82        (0.33)        1.14        0.74

   LESS DISTRIBUTIONS:
     Dividends from net investment income                        (0.62)       (0.71)       (0.59)       (0.56)      (0.58)
     Distributions from realized gains                             --           --           --         (0.28)      (0.14)
                                                              --------     --------     --------     --------     -------
      Total distributions                                        (0.62)       (0.71)       (0.59)       (0.84)      (0.72)
                                                              --------     --------     --------     --------     -------

   Net asset value at end of period                           $  10.75     $  11.31     $  10.20     $  11.12     $ 10.82
                                                              ========     ========     ========     ========     =======

   Total return (A)                                               0.54%       17.87%       (2.93)%      10.55%       6.82%

   NET ASSETS AT END OF PERIOD (000'S OMITTED)                $ 15,991     $ 14,257     $ 13,361     $ 13,245     $ 9,172
   RATIO OF EXPENSES TO AVERAGE NET ASSETS                         .73%         .72%         .72%         .73%        .74%
   RATIO OF EXPENSES TO AVERAGE NET ASSETS
     BEFORE EXPENSE REIMBURSEMENTS ++                              .87%         .94%         .89%         --          --
   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           5.64%        6.50%        5.53%        5.68%       6.96%
   PORTFOLIO TURNOVER RATE                                      140.90%       77.93%      147.22%       60.20%      46.66%

   ++ See Note 4 of Notes to Financial Statements.
  (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 of Notes to Financial Statements).

December 31, 1996                                   SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(Continued)


6. FINANCIAL HIGHLIGHTS (Continued)
   (For a Share Outstanding Throughout the Period)

                                                                                 MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------

                                                                                  Year Ended December 31
                                                            ----------------------------------------------------------------
                                                               1996          1995          1994          1993          1992
                                                            ----------------------------------------------------------------
   Net asset value at beginning of period                   $   1.00       $  1.00       $  1.00       $  1.00       $  1.00

   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                      0.05          0.05          0.04          0.03          0.03

   LESS DISTRIBUTIONS:
     Dividends from net investment income                      (0.05)        (0.05)        (0.04)        (0.03)        (0.03)
                                                            --------       -------       -------       -------       -------

   Net asset value at end of period                         $   1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                            ========       =======       =======       =======       =======

   Total return (A)                                             4.94%         5.56%         3.65%         2.61%         3.26%

   NET ASSETS AT END OF PERIOD (000's OMITTED)              $ 12,493       $ 8,719       $ 9,315       $ 6,327       $ 5,399
   RATIO OF EXPENSES TO AVERAGE NET ASSETS                       .62%          .62%          .63%          .64%          .68%
   RATIO OF EXPENSES TO AVERAGE NET ASSETS
     BEFORE EXPENSE REIMBURSEMENTS ++                            .90%          .87%          .87%          --            --
   RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS         4.86%         5.32%         3.63%         2.61%         3.23%

   ++ See Note 4 of Notes to Financial Statements.
  (A) The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 of Notes to Financial Statements).

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS



To the Board of Trustees and Shareholders of SAFECO Resource Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SAFECO Resource Series Trust (comprising, respectively, the Equity, Growth, Northwest, Bond, and Money Market Portfolios), as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting SAFECO Resource Series Trust at December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                             /s/  Ernst & Young LLP
                                             ----------------------
                                                  Ernst & Young LLP

Seattle, Washington
January 31, 1997